FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value [Abstract]
Financial assets at fair value		$ 37,775	$ 60,959
Financial Assets at Fair Value Through Profit or Loss [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		37,775	60,959
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment A [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		1,000	1,000
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment B [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		1,000	1,000
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment C [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		10,000	10,000
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment D [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value	[1]	19,875	16,348
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment E [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		1,500	1,500
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment F [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		400	0
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment G [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		1,000	31,111
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment H [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		$ 3,000	$ 0

[1]	See Note 20.